Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments
Schedule of investment balances

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Long-term investments
- Equity securities without readily determinable fair values	228,950,000	218,950,000	33,555,556
Total investments	228,950,000	218,950,000	33,555,556